Trade and other receivables (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	[1]	S/ 77,083	S/ 81,299
Trade receivables, noncurrent	[1]
Indemnification from insurance		10,366	9,380
Indemnification from insurance, noncurrent
Other receivables from sale of fixed assets		3,967	3,574
Other receivables from sale of fixed assets , noncurrent		923	3,221
Accounts receivable from Parent company and affiliates		3,209	1,372
Accounts receivable from Parent company and affiliates, noncurrent
Loans to employees		1,032	1,091
Loans to employees , noncurrent
Interests receivables	[2]	164	159
Interests receivables, noncurrent	[2]
Funds restricted to tax payments		331	73
Funds restricted to tax payments , noncurrent
Other accounts receivable		3,353	2,036
Other accounts receivable , noncurrent
Allowance for expected credit losses		(2,295)	(1,685)
Allowance for expected credit losses, noncurrent
Financial assets classified as receivables	[3]	97,210	97,299
Financial assets classified as receivables, noncurrent	[3]	923	3,221
Value-added tax credit		2,308	2,177
Value-added tax credit , noncurrent		3,402	3,745
Tax refund receivable		206	42
Tax refund receivable, noncurrent		9,241	9,241
Allowance for other expected credit losses
Allowance for other expected credit losses, noncurrent		(9,034)
Non-financial assets classified as receivables		2,514	2,219
Non-financial assets classified as receivables, noncurrent		3,609	12,986
Trade and other current receivables		99,724	99,518
Trade and other current receivables , noncurrent		S/ 4,532	S/ 16,207

[1]	Trade account receivables are interest bearing and are generally 30-90 day terms.
[2]	The movement of the allowance for expected credit losses is as follows:
[3]	The aging analysis of trade and other accounts receivable as of December 31, 2018 and 2017, is as follows.